INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Changes in carrying amount of investments in joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 2,928,984
Ending Balance	3,311,506	[1]	$ 2,928,984
Total for all joint ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	160,373		471,530
Equity method - (Loss) / Gain	32,725		(88,621)
OCI (Equity method)	(18)
Purchase / capitalizations	9,764		92,188
Sales or refund of contributions	(27,114)		(403)
(Impairment loss) / Recovery	117,867		(314,321)
Transfers	9,158
Dividends	(4,715)
Ending Balance	298,040		160,373
Total for all joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	95,106		410,324
Equity method - (Loss) / Gain	22,935		(79,681)
Purchase / capitalizations			76,751
(Impairment loss) / Recovery	117,867		(312,288)
Ending Balance	235,908		95,106
Recoverable amount	235,907		85,993
Impairment loss recognized in the Statement of Income	$ 117,867		$ 312,288
Total for all joint ventures | Compania de Financiamiento Tuya S.A | Minimum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Discount rate	13.70%		12.90%
Total for all joint ventures | Compania de Financiamiento Tuya S.A | Maximum
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Discount rate	14.20%		16.10%
Total for all joint ventures | Others
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	$ 65,267		$ 61,206
Equity method - (Loss) / Gain	9,790		(8,940)
OCI (Equity method)	(18)
Purchase / capitalizations	9,764		15,437
Sales or refund of contributions	(27,114)		(403)
(Impairment loss) / Recovery	0		(2,033)
Transfers	9,158
Dividends	(4,715)
Ending Balance	62,132		65,267
Total for all joint ventures | P.A Muverang
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Beginning Balance	0
Ending Balance	$ 0		0
Recoverable amount			0
Impairment loss recognized in the Statement of Income			$ 2,033

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.